Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Investments requiring Commitment of Capital

The Company has the following investments that require a commitment of capital for the years ended December 31, 2016 and 2015:

	2016	2015
Limited partnerships	$187,484	26,000
Private placement debt	127,438	103,200
Infrastructure debt	320,913	37,990
Mortgage loans	414,360	332,773

	$1,050,195	499,963

Future Minimum Lease Payments Required under Operating Leases	The future minimum lease payments required under operating leases are as follows:

2017	$2,302
2018	1,946
2019	1,435
2020	1,041
2021	892

2022 and beyond	$7,616